Schedule of Stock Options Assumptions (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend yield	0.00%
Expected volatility	96.52%
Risk-free interest	4.06%
Expected life	5 years
Non-employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend yield		0.00%	0.00%
Expected volatility		125.15%
Risk-free interest		0.16%
Expected life		1 year 6 months 7 days
Non-employee [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility			101.65%
Risk-free interest			0.17%
Expected life			1 year 6 months
Non-employee [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility			106.74%
Risk-free interest			0.30%
Expected life			4 years
Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend yield		0.00%	0.00%
Expected volatility		98.47%	95.06%
Risk-free interest		0.96%	0.338%
Employees [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected life		2 years	2 years
Employees [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected life		2 years 3 months 7 days	4 years 9 months 18 days